INVESTMENTS IN SUBSIDIARIES - Schedule of Partnership's Material Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Brookfield Property L.P.
Disclosure of subsidiaries
Economic interest	36.00%	36.00%
Voting interest	100.00%	100.00%
Holding entities of the Operating Partnership
Disclosure of subsidiaries
Economic interest	100.00%	100.00%
Voting interest	100.00%	100.00%
BPO Real Estate Subsidiary
Disclosure of subsidiaries
Economic interest	100.00%	100.00%
Voting interest	100.00%	100.00%
Australia Office Real Estate Subsidiary
Disclosure of subsidiaries
Economic interest	100.00%	100.00%
Voting interest	100.00%	100.00%
US Retail
Disclosure of subsidiaries
Economic interest	100.00%	100.00%
Voting interest	100.00%	100.00%
UK Short Stay
Disclosure of subsidiaries
Economic interest	27.00%	27.00%
Voting interest	0.00%	0.00%
Korea Mixed Use
Disclosure of subsidiaries
Economic interest	22.00%	22.00%
Voting interest	0.00%	0.00%
U.K Student Housing
Disclosure of subsidiaries
Economic interest	25.00%	25.00%
Voting interest	0.00%	0.00%
US Manufactured Housing
Disclosure of subsidiaries
Economic interest	24.00%	26.00%
Voting interest	0.00%	0.00%
U.S. Hospitality
Disclosure of subsidiaries
Economic interest	23.00%	0.00%
Voting interest	0.00%	0.00%